                                                                          [LOGO]
                                                                    THE HARTFORD

May 30, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-148564
    Post-Effective Amendment No. 1

Ladies and Gentlemen:

Transmitted herewith is Post-effective number 1 on Form N-4 registration statement, under the Securities Act of 1933, as amended (the "1933 Act").

If you have any questions concerning this filing, please call me at
(860) 843-1941.

Very truly yours,

/s/ Richard J. Wirth
----------------------------------------
Richard J. Wirth
Assistant General Counsel

Enclosure